Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from Operating Activities
Net income (loss) attributable to Edison Nation, Inc.	$ (354,888)	$ (3,170,707)	$ (12,929,706)	$ (5,330,126)
Net income attributable to noncontrolling interests	22,241	17,245	(1,269,274)	(13,891)
Net loss	(332,647)	(3,153,462)	(14,198,980)	(5,344,017)
Adjustments to reconcile net loss to net (income) cash (used in) provided by operating activities:
Depreciation and amortization	612,406	633,570	1,316,501	487,878
Amortization of financing costs	1,227,046	391,223	944,437	300,277
Stock-based compensation	1,588,427	708,490	2,299,915	3,386,493
Change in fair value of earnout			(520,000)
Impairment of goodwill			4,443,000
Deferred tax liability			(341)	(33,868)
Amortization of right of use asset	153,820	155,408	295,106
Gain on divestiture	(4,911,760)
Changes in assets and liabilities:
Accounts receivable	(978,097)	(1,215,155)	(230,748)	590
Inventory	178,227	(336,544)	(445,518)	59,309
Prepaid expenses and other current assets	(967,109)	(561,331)	(704,626)	(353,440)
Accounts payable	(344,847)	1,191,252	1,878,491	(1,408,184)
Accrued expenses and other current liabilities	1,425,622	480,928	282,516	636,881
Operating lease liabilities	(148,518)	(144,132)	(272,779)
Due from related party	9,532	(65,600)	(123,429)	(507,922)
Net cash (used in) provided by operating activities	(2,487,898)	(1,915,353)	(5,036,455)	(2,776,003)
Cash Flows from Investing Activities
Purchases of property and equipment	(61,917)	(106,770)	(159,938)	(141,440)
Acquisitions, net of cash				(772,581)
Purchase of loan held for investment				(500,000)
Net cash used in investing activities	(61,917)	(106,770)	(159,938)	(1,414,021)
Cash Flows from Financing Activities
Borrowings under lines of credit, net	1,678,540	240,000		531,804
Borrowings under convertible notes payable	1,436,000	1,111,111	1,111,111
Borrowings under notes payable	1,767,352	1,110,000	2,482,500	718,559
Repayments under line of credit		(31,542)	(90,382)
Repayments under notes payable	(824,472)	(566,710)	(1,231,744)	(648,299)
Repayments under long-term debt - related parties	(14,508)	(40,997)	(182,170)	(132,309)
Fees paid for financing costs	(143,479)	(427,411)	(581,496)	(99,444)
Net proceeds from issuance of common stock - net of offering costs of $310,697			2,048,562	5,315,176
Net cash provided by financing activities	3,899,433	1,394,451	3,556,381	5,685,487
Net increase (decrease) in cash and cash equivalents	1,349,618	(627,672)	(1,640,012)	1,495,463
Cash and cash equivalents - beginning	412,719	2,052,731	2,052,731	557,268
Cash and cash equivalents - end	1,762,337	1,425,059	412,719	2,052,731
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for: Interest	144,740	74,908	260,444	103,865
Cash paid during the period for: Income taxes	235,725		235,275	265,015
Noncash investing and financing activity:
Shares issued to note holders		173,300		167,500
Conversion under notes payable	$ 424,000
Shares issued for the asset acquisition of Uber Mom			98,613
Shares reserved for the acquisition of Edison Nation Holdings, LLC				6,014,250
Borrowings under note payable for the purchase of property and equipment				73,559
Issuance of 5%, 5-year senior convertible notes for the acquisition of Edison Nation Holdings, LLC, net of debt discount for conversion feature				1,428,161
Change in fair value of earnout			(520,000)	520,000
Right of use assets			943,997
Operating lease liabilities			943,997
Edison Nation Inc. [Member]
Noncash investing and financing activity:
Shares issued for the acquisition				3,384,285
Cloud B Inc. [Member]
Noncash investing and financing activity:
Shares issued for the acquisition				2,664,200
Best Party Concepts, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				500,000
Deemed distribution to shareholder for acquisition				692,533
Pirasta, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				470,000
Deemed distribution to shareholder for acquisition				$ 188,552